Premises, Equipment, Lease Commitments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Premises, Equipment, Lease Commitments, And Other Assets [Abstract]
Premises and Equipment
Table 7.1: Premises and Equipment

(in millions)	Dec 31, 2017	Dec 31, 2016
Land	$1,799	1,726
Buildings	8,865	8,584
Furniture and equipment	7,089	6,606
Leasehold improvements	2,291	2,199
Premises and equipment leased under capital leases	103	70
Total premises and equipment	20,147	19,185
Less: Accumulated depreciation and amortization	11,300	10,852
Net book value, premises and equipment	$8,847	8,333

Minimum Lease Payments Of Operating Leases
Table 7.2 provides the future minimum payments of noncancelable operating leases, net of sublease income, with terms greater than one year as of December 31, 2017.
Table 7.2: Minimum Lease Payments of Operating Leases

(in millions)
Year ended December 31,
2018	$1,172
2019	1,095
2020	961
2021	776
2022	605
Thereafter	1,976
Total	$6,585

Components of Other Assets
Table 7.3 presents the components of other assets.
Table 7.3: Other Assets

(in millions)	Dec 31, 2017	Dec 31, 2016
Nonmarketable equity investments:
Cost method:
Federal bank stock	$5,369	6,407
Private equity	1,394	1,465
Auction rate securities	400	525
Total cost method	7,163	8,397
Equity method:
LIHTC (1)	10,269	9,714
Private equity	3,839	3,635
Tax-advantaged renewable energy	1,950	2,054
New market tax credit and other	294	305
Total equity method	16,352	15,708
Fair value (2)	4,867	3,275
Total nonmarketable equity investments	28,382	27,380
Corporate/bank-owned life insurance	19,549	19,325
Accounts receivable (3)	39,127	31,056
Interest receivable	5,688	5,339
Core deposit intangibles	769	1,620
Customer relationship and other amortized intangibles	841	1,089
Foreclosed assets:
Residential real estate:
Government insured/guaranteed (3)	120	197
Non-government insured/guaranteed	252	378
Non-residential real estate	270	403
Operating lease assets	9,666	10,089
Due from customers on acceptances	177	196
Other	13,540	17,469
Total other assets	$118,381	114,541

(1)	Represents low income housing tax credit investments.

(2)	Represents nonmarketable equity investments for which we have elected the fair value option. See Note 17 (Fair Values of Assets and Liabilities) for additional information.

(3)
Certain government-guaranteed residential real estate mortgage loans upon foreclosure are included in Accounts receivable. Both principal and interest related to these foreclosed real estate assets are collectible because the loans were predominantly insured by the FHA or guaranteed by the VA. For more information on the classification of certain government-guaranteed mortgage loans upon foreclosure, see Note 1 (Summary of Significant Accounting Policies).

Income Related to Nonmarketable Equity Investments
Table 7.4 presents income (expense) related to nonmarketable equity investments.
Table 7.4: Nonmarketable Equity Investments

	Year ended December 31,
(in millions)	2017	2016	2015
Net realized gains from nonmarketable equity investments	$812	579	1,659
All other	(1,042)	(508)	(743)
Total	$(230)	71	916